Stockholders' Equity and Stock Based Compensation (Details Textual)			3 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 01, 2015 individual $ / shares shares	Feb. 05, 2016 $ / shares shares	Dec. 31, 2015 USD ($) Person $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Feb. 01, 2016 shares	Jan. 31, 2016 shares	Nov. 04, 2015 USD ($)	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding options under the stock option plans				560,797	599,069	550,567				528,556
Shares available for future grant and issuance				97,003	183,468	334,762				195,928
Stock repurchase amount, authorized amount | $									$ 25,000,000
Common stock, par value (usd per share) | $ / shares				$ 0.01	$ 0.01
Common stock, shares authorized				26,666,667	26,666,667
Total intrinsic value of options exercised | $				$ 100,000	$ 100,000	$ 2,000,000
Cash received from option exercises | $				$ 0	$ 100,000	$ 2,500,000
Weighted average grant date fair value for stock option awards | $ / shares				$ 16.65	$ 36.15	$ 37.80
Purchase price of common stock, percentage of price				85.00%
Maximum number of shares of common stock purchased for each offering period				6,667
Maximum number of shares of common stock purchased for each offering period annually				13,333
Term of common stock used in determining market-based implied volatility				6 months
Subsequent event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares repurchased			435,792
Repurchased shares, average price per share | $ / shares			$ 6.45
Reverse stock split ratio of one share	0.066667
Common stock, closing sale price | $ / shares			6.21
Common stock, par value (usd per share) | $ / shares			$ 0.01
Common stock, shares authorized							26,666,667	13,300,000
Subsequent event [Member] | Prior To Reverse Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized							400,000,000	200,000,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, award vesting period in years				4 years
Stock options, term in years				10 years
Restricted stock and restricted stock unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, award vesting period in years				3 years
Intrinsic value of restricted stock and restricted stock unit awards | $				$ 600,000
Weighted average grant date fair value for restricted stock and restricted stock unit awards | $ / shares				$ 34.20	$ 59.70	$ 61.20
Total fair value of shares vested | $				$ 600,000	$ 2,100,000	$ 2,400,000
Employee stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum payroll deductions at base compensation under employee stock purchase plan				1.00%
Maximum payroll deductions at base compensation under employee stock purchase plan				10.00%
Maximum purchase limit of shares for each participant per offering period				33
Maximum purchase limit of shares for each participant annually				66
Maximum purchase limit of shares on the basis of fair market value on offering date, for each participant in any calendar year | $				$ 10,000
Purchase price of the common stock				lesser of 85% of the closing price on the first day of the applicable offering period (or most recently preceding trading day) or 85% of the closing price on the last day of the offering period
Company recorded compensation expense approximately | $				$ 100,000	200,000	200,000
Number of shares of common stock authorized and available for issuance under employee stock purchase program				51,341
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, award vesting period in years		4 years
Company recorded compensation expense approximately | $				$ 100,000	$ 100,000	$ 100,000
Percentage of fair market value of shares for calculation of exercise price SAR				not to be less than one hundred percent
Maximum term of SAR				10 years
Number of awards issued during period		207,207
Number of individuals that received SARs | individual		16
Exercise price of awards issued during period | $ / shares		$ 34.20
Number of days volume-weighted average price of stock measured for vesting		20 days
Percentage of shares allowed to be exercised annually, if vested		33.33%
Number of vested and outstanding stock appreciation rights				9,333
Number of individuals holding stock appreciation rights awards | Person				1
Weighted average exercise price of stock appreciation rights awards | $ / shares				$ 45.00
First one-third of awards | Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage		33.33%
Percentage that weighted average price of common stock must be greater than exercise price of SARs		120.00%
Share-based Compensation Award, Tranche Two [Member] | Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage		33.33%
Percentage that weighted average price of common stock must be greater than exercise price of SARs		125.00%
Share-based Compensation Award, Tranche Three [Member] | Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage		33.33%
Percentage that weighted average price of common stock must be greater than exercise price of SARs		130.00%